Shareholder Report, Holdings (Details) - Capital Group New Geography Equity ETF	Nov. 30, 2024
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.34%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.03%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.71%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.79%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.55%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.72%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%